787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 7, 2010

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendments to BlackRock Funds II

Ladies and Gentlemen:

On behalf of BlackRock Floating Rate Income Portfolio (the “Fund”), a series of BlackRock Funds II (the “Trust”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment Number 31 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on or about July 7, 2010.

The Amendment is being filed for the purpose of updating the financial information and other information and to make other non-material changes. Officers of the Fund have reviewed the Amendment and represent that they do not contain disclosures which would render them ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Funds’ responses to the telephonic comments provided by John Ganley of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on May 28, 2010 and June 8, 2010 regarding the Fund’s Post-Effective Amendment to its Registration Statement filed with the Commission on April 14, 2010. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Funds. The Funds’ responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement. To the extent applicable, tracked changes against

NEW YORK        WASHINGTON, DC        PARIS        LONDON        MILAN         ROME        FRANKFURT        BRUSSELS

July 7, 2010

the disclosure reviewed by the Staff are shown. The Staff’s comments have been categorized as “Comments to the Summary Prospectus,” and “Fund-Specific Comments,” and the comments have been grouped accordingly under each category.

Comments to the Summary Prospectus

Comment 1:	Fee Table: Please delete footnote 1 to the Fee Table, which discloses the contingent deferred sales charge assessed on certain redemptions of Investor A Shares.

Response:	The Fund respectfully declines to delete footnote 1 to the Fee Table. The Fund refers the Staff to the correspondence filed with Post-Effective Amendment No. 20 to BlackRock Global SmallCap Fund, Inc., File Nos. 033-53399 and 811-07171, which outlines the Fund’s responses to the Staff’s prior comments and discusses the Fund’s rationale for not deleting footnote 1 to the Fee Table.

Fund-Specific Comments

Comment 2:	Investment Strategies: The Fund uses the term “floating rate income” in its name, and the Staff believes that such a term suggests investment in a particular type of investment that would be covered by Rule 35d-1 under the 1940 Act. Please clarify the Fund’s 80% investment strategy to state that the Fund will invest 80% of its assets in floating rate investments and investments that have the economic equivalent of floating rate investments.

Response:	The requested change has been made. The Fund’s investment strategies have been revised as follows:

The Fund normally invests 80% of its assets in ~~a diversified portfolio that~~floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the Fund to achieve a floating rate of income~~, including, but~~. These investments may include but are not limited to, any combination of the following securities: (i) senior secured floating-rate loans or debt; (ii) second lien or other subordinated or unsecured floating-rate loans or debt; and (iii) fixed-rate loans or debt with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The Fund may also purchase, without limitation, participations or assignments in senior loans or second lien loans.

Comment 3:	Investment Strategies: Please clarify that the Fund’s investments in illiquid securities may be up to 15% of the Fund’s total assets.

Response:	The requested changes have been made.

July 7, 2010

Comment 4:	Investment Process: The current discussion of investment process only mentions the process for fixed-income instruments and does not include floating-rate instruments. Please include additional discussion on the process for selecting floating-rate instruments.

Response:	The requested changes have been made. The Investment Process section has been revised to include the following disclosure:

In selecting floating rate loans or debt and other securities for the Fund, BlackRock will seek to identify issuers and industries that BlackRock believes are likely to experience stable or improving financial conditions. BlackRock’s analysis will include:

• credit research on the issuers’ financial strength;

• assessment of the issuers’ ability to meet principal and interest payments;

• general industry trends;

• the issuers’ managerial strength;

• changing financial conditions;

• borrowing requirements or debt maturity schedules; and

• the issuers’ responsiveness to change in business conditions and interest rates.

BlackRock will consider relative values among issuers based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. Using these tools, BlackRock will seek to add consistent value and control performance volatility consistent with the Fund’s investment objectives and policies. BlackRock believes this strategy should enhance the Fund’s ability to achieve its investment objective.

BlackRock’s analysis continues on an ongoing basis for any floating rate loan or debt or other securities in which the Fund has invested. Although BlackRock uses due care in making such analysis, there can be no assurance that such analysis will disclose factors that may impair the value of the floating rate loan or debt.

Comment 5:	Statement of Additional Information - Information on Trustees and Officers, page I-6: The last sentence of the second paragraph on this section should be revised so that it is specific to the Fund.

Response:	The requested changes have been made. The sentence has been revised as follows:

The Board has determined that the Board’s leadership structure is appropriate for the Fund because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

July 7, 2010

Comment 6:	Statement of Additional Information - Information on Trustees and Officers, page I-8: The disclosure regarding the qualifications of the Trustees of the Trust should be revised to provide the required enhanced disclosure for each Trustee.

Response:	The form of enhanced Trustee disclosure provided in the Registration Statement was prepared by the Trust in conjunction with the Governance and Nominating Committee (the “Committee”) of the Board of Trustees of the Trust. Although the Trust believes that the disclosure addresses the requirements of Item 17(b)(10) of Form N-1A, as amended, the Trust acknowledges that the disclosure does not provide the required information in a trustee-by-trustee format. The disclosure does however quite fulsomely provide an overview of the standards developed by the Committee to evaluate the experience, qualifications, skills and attributes necessary and desirable for Board membership and sets forth the rationale and factors supporting each trustee’s selection as a trustee. However, as suggested with the Staff on its telephonic call on June 8, 2010, the Trust will file the Amendment with the enhanced Trustee disclosure in its current form and continue to work with its Committee and the Board of Trustees to revise the disclosure to address the Staff’s comment. The Trust will consider filing a supplement to the Statement of Additional Information once this disclosure is available, or it may determine to wait until its next annual update to revise such disclosure.

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The Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Fund’s documents.

Please do not hesitate to contact me at (212) 728-8555 if you have comments or if you require additional information regarding each Fund’s Registration Statement.

Respectfully submitted,

/s/ Edward Gizzi
Edward Gizzi

cc:	Denis Molleur
Ben Archibald
Maria Gattuso